Fair Value Measurements Schedule of Level 3 Financial Assets and Liabilities Measured on A Recurring Basis (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement On Nonrecurring Basis Asset And Liabilities Value [Roll Forward]
Beginning balance	$ 8,482	$ 6,517
Loans classified as impaired during the period	2,832	2,349
Specific valuation allowance allocations	(665)	0
Fair Value	2,167	2,349
(Additional) reduction in specific valuation allowance allocations	0	252
Paydowns, payoffs, other activity	(3,733)	(636)
Ending balance	$ 6,916	$ 8,482